Investment In Navios Europe I and Navios Europe II (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Proceeds from long term debt			$ 29,000	$ 79,819
Debt Instrument Unamortized Discount	$ 1,970		1,970		$ 2,464
Long- term debt	555,007		555,007
Investment in affiliates	1,340		1,340		1,315
Portion of the carrying balance of related party loan	1,971		1,971		$ 1,521
Income	$ 92	$ 46	$ 164	99
Navios Europe I
Ownership percentage	5.00%		5.00%					5.00%
Number of vessels acquired							10
Navios Europe II
Ownership percentage	5.00%		5.00%			5.00%
Number of vessels acquired	14		14
Cash purchase price			$ 145,550
Junior Loan I | Navios Europe I
Debt instrument face amount							$ 173,367
Debt instrument fair value	$ 70,930		70,930
Junior Loan II | Navios Europe II
Debt instrument face amount	182,150		182,150
Debt instrument fair value	18,777		18,777
Navios Holdings | Navios Europe I
Ownership percentage								47.50%
Navios Holdings | Navios Europe II
Ownership percentage						47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity							24,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity						$ 38,500
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe I
Long- term debt	10,000		10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt	14,000		14,000
Navios Acquisitions | Navios Europe I
Ownership percentage								47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage						47.50%
Navios Europe I
Estimated maximum potential loss			1,343
Investment in affiliates	593		593
Navios Europe I | Navios Revolving Loans I
Portion of the carrying balance of related party loan	750		750
Navios Europe I | Navios Term Loans
Investment in affiliates	500		500
Navios Europe II
Estimated maximum potential loss			1,967
Investment in affiliates	746		746
Navios Europe II | Senior Loans II
Proceeds from long term debt			131,550
Debt Instrument Unamortized Discount	3,375		3,375
Navios Europe II | Navios Revolvings Loans II
Portion of the carrying balance of related party loan	1,221		1,221
Navios Europe II | Navios Term Loans II
Investment in affiliates	$ 700		700
Within caption "Other income/ (expense), net" | Navios Europe I
Income			70	$ 22
Within caption "Other income/ (expense), net" | Navios Europe II
Income			$ 68